Quarterly Holdings Report
for
Fidelity® High Yield Factor ETF
May 31, 2024
HIE-NPRT3-0724
1.9887639.105
Nonconvertible Bonds - 98.3%
	Principal Amount (a)	Value ($)
Aerospace - 3.4%
Bombardier, Inc.:
7.25% 7/1/31 (b)	430,000	438,969
7.5% 2/1/29 (b)	1,247,000	1,289,970
7.875% 4/15/27 (b)	181,000	181,192
Hexcel Corp. 4.95% 8/15/25	269,000	265,582
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)	1,397,000	1,526,261
TransDigm, Inc.:
4.875% 5/1/29	3,525,000	3,267,987
6.375% 3/1/29 (b)	1,450,000	1,446,854
6.875% 12/15/30 (b)	1,474,000	1,492,550
VistaJet Malta Finance PLC / XO Management Holding, Inc. 9.5% 6/1/28 (b)	500,000	454,745
TOTAL AEROSPACE		10,364,110
Air Transportation - 1.4%
Air Canada 3.875% 8/15/26 (b)	600,000	569,582
Allegiant Travel Co. 7.25% 8/15/27 (b)	1,030,000	974,480
American Airlines, Inc. 7.25% 2/15/28 (b)	265,000	264,617
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)	430,423	426,355
Bristow Group, Inc. 6.875% 3/1/28 (b)	166,000	162,361
Rand Parent LLC 8.5% 2/15/30 (b)	300,000	293,305
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)	284,000	213,257
United Airlines Holdings, Inc. 4.875% 1/15/25	369,000	366,316
United Airlines, Inc. 4.375% 4/15/26 (b)	874,900	843,019
TOTAL AIR TRANSPORTATION		4,113,292
Automotive & Auto Parts - 2.2%
Allison Transmission, Inc. 3.75% 1/30/31 (b)	2,845,000	2,465,288
Champions Financing, Inc. 8.75% 2/15/29 (b)	300,000	308,419
Ford Motor Credit Co. LLC 6.95% 3/6/26	900,000	914,560
Garrett Motion Holdings, Inc. / Garrett LX I Sarl 7.75% 5/31/32 (b)	500,000	503,281
Gates Global LLC/Gates Global Co. 6.25% 1/15/26 (b)	175,000	174,900
Jaguar Land Rover Automotive PLC 7.75% 10/15/25 (b)	175,000	176,203
LCM Investments Holdings 8.25% 8/1/31 (b)	365,000	378,704
Macquarie AirFinance Holdings:
6.4% 3/26/29 (b)	100,000	101,051
8.125% 3/30/29 (b)	460,000	484,365
Tenneco, Inc. 8% 11/17/28 (b)	550,000	502,301
Thor Industries, Inc. 4% 10/15/29 (b)	643,000	560,672
TOTAL AUTOMOTIVE & AUTO PARTS		6,569,744
Banks & Thrifts - 1.6%
AG TTMT Escrow Issuer LLC 8.625% 9/30/27 (b)	640,000	665,147
Freedom Mortgage Hold 9.25% 2/1/29 (b)	930,000	939,378
PennyMac Financial Services, Inc.:
5.75% 9/15/31 (b)	900,000	827,668
7.875% 12/15/29 (b)	1,100,000	1,126,232
UniCredit SpA:
5.459% 6/30/35 (b)(c)	1,150,000	1,080,023
7.296% 4/2/34 (b)(c)	149,693	153,873
TOTAL BANKS & THRIFTS		4,792,321
Broadcasting - 4.1%
AMC Networks, Inc. 10.25% 1/15/29 (b)	850,000	848,088
Clear Channel Outdoor Holdings, Inc.:
7.875% 4/1/30 (b)	500,000	497,269
9% 9/15/28 (b)	500,000	520,403
Gray Television, Inc.:
5.375% 11/15/31 (b)	600,000	333,212
7% 5/15/27 (b)	30,000	26,476
10.5% 7/15/29 (b)(d)	500,000	496,684
Nexstar Media, Inc.:
4.75% 11/1/28 (b)	3,602,000	3,177,003
5.625% 7/15/27 (b)	500,000	471,941
Sinclair Television Group, Inc. 4.125% 12/1/30 (b)	958,000	649,687
Sirius XM Radio, Inc. 3.125% 9/1/26 (b)	229,000	214,281
TEGNA, Inc.:
4.625% 3/15/28	1,339,000	1,212,813
5% 9/15/29	1,881,000	1,653,001
Univision Communications, Inc.:
7.375% 6/30/30 (b)	1,576,000	1,493,467
8% 8/15/28 (b)	920,000	906,121
TOTAL BROADCASTING		12,500,446
Building Materials - 1.1%
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)	300,000	314,422
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)	165,000	164,987
Griffon Corp. 5.75% 3/1/28	1,220,000	1,179,312
Jeld-Wen, Inc. 4.625% 12/15/25 (b)	235,000	230,428
MITER Brands Acquisition Holdco, Inc. / MIWD Borrower LLC 6.75% 4/1/32 (b)	240,000	238,407
Smyrna Ready Mix Concrete LLC 8.875% 11/15/31 (b)	600,000	631,754
Wesco Distribution, Inc. 6.375% 3/15/29 (b)	500,000	501,830
TOTAL BUILDING MATERIALS		3,261,140
Cable/Satellite TV - 3.1%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 1/15/34 (b)	861,000	641,522
4.5% 5/1/32	1,669,000	1,323,998
6.375% 9/1/29 (b)	1,168,000	1,093,183
7.375% 3/1/31 (b)	2,000,000	1,935,064
CSC Holdings LLC:
4.5% 11/15/31 (b)	1,350,000	825,769
11.25% 5/15/28 (b)	850,000	685,848
DIRECTV Financing LLC 8.875% 2/1/30 (b)	450,000	433,559
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)	1,133,000	1,063,901
Virgin Media Vendor Financing Notes IV DAC 5% 7/15/28 (b)	450,000	405,759
Ziggo BV 4.875% 1/15/30 (b)	1,200,000	1,069,542
TOTAL CABLE/SATELLITE TV		9,478,145
Capital Goods - 1.8%
ATS Corp. 4.125% 12/15/28 (b)	440,000	395,598
EnerSys 4.375% 12/15/27 (b)	1,238,000	1,167,261
ESAB Corp. 6.25% 4/15/29 (b)	2,000,000	2,004,584
Husky Injection / Titan 9% 2/15/29 (b)	400,000	410,811
Patrick Industries, Inc. 4.75% 5/1/29 (b)	886,000	812,308
Trinity Industries, Inc. 7.75% 7/15/28 (b)(d)	500,000	515,228
TOTAL CAPITAL GOODS		5,305,790
Chemicals - 2.3%
Avient Corp. 5.75% 5/15/25 (b)	343,000	341,146
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125% 6/15/28 (b)	380,000	363,305
INEOS Finance PLC 7.5% 4/15/29 (b)	500,000	504,286
INEOS Quattro Finance 2 PLC:
3.375% 1/15/26 (b)	480,000	454,053
9.625% 3/15/29 (b)	500,000	526,842
NOVA Chemicals Corp.:
8.5% 11/15/28 (b)	380,000	403,015
9% 2/15/30 (b)	500,000	528,912
Nufarm Australia Ltd. 5% 1/27/30 (b)	605,000	552,145
Olympus Water U.S. Holding Corp. 9.75% 11/15/28 (b)	900,000	956,975
The Chemours Co. LLC:
4.625% 11/15/29 (b)	1,500,000	1,279,203
5.75% 11/15/28 (b)	1,070,000	979,295
TOTAL CHEMICALS		6,889,177
Consumer Products - 2.2%
Alta Equipment Group, Inc. 9% 6/1/29 (b)(d)	200,000	193,458
BlueLinx Corp. 6% 11/15/29 (b)	225,000	215,139
Energizer Holdings, Inc. 4.75% 6/15/28 (b)	500,000	461,253
Grubhub Holdings, Inc. 5.5% 7/1/27 (b)	101,000	90,953
Rakuten Group, Inc. 11.25% 2/15/27 (b)	600,000	632,640
Tempur Sealy International, Inc. 3.875% 10/15/31 (b)	3,553,000	2,984,781
TripAdvisor, Inc. 7% 7/15/25 (b)	1,224,000	1,226,118
Verde Purchaser LLC 10.5% 11/30/30 (b)	700,000	737,759
TOTAL CONSUMER PRODUCTS		6,542,101
Containers - 1.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 5.25% 4/30/25 (b)	361,000	355,403
Graphic Packaging International, Inc. 6.375% 7/15/32 (b)	2,000,000	2,003,966
LABL, Inc. 9.5% 11/1/28 (b)	300,000	305,151
Mauser Packaging Solutions Holding Co. 7.875% 4/15/27 (b)	730,000	743,768
TOTAL CONTAINERS		3,408,288
Diversified Financial Services - 9.7%
BrightSphere Investment Group, Inc. 4.8% 7/27/26	1,696,000	1,626,566
Castlelake Aviation Finance 5% 4/15/27 (b)	414,000	397,781
Credit Acceptance Corp. 6.625% 3/15/26	851,000	848,296
Encore Capital Group, Inc. 8.5% 5/15/30 (b)	500,000	500,527
Enova International, Inc. 8.5% 9/15/25 (b)	325,000	325,670
First Cash Financial Services, Inc. 5.625% 1/1/30 (b)	2,702,000	2,560,082
Fortress Transportation & Infrastructure Investors LLC:
7% 5/1/31 (b)	3,000,000	3,034,971
7.875% 12/1/30 (b)	465,000	485,903
Freedom Mortgage Corp.:
12% 10/1/28 (b)	300,000	324,209
12.25% 10/1/30 (b)	300,000	328,856
GGAM Finance Ltd.:
6.875% 4/15/29 (b)	380,000	382,915
8% 2/15/27 (b)	775,000	797,452
Gn Bondco LLC 9.5% 10/15/31 (b)	230,000	209,539
goeasy Ltd. 9.25% 12/1/28 (b)	1,275,000	1,350,034
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden U.S. Finance LLC 7.25% 2/15/31 (b)	500,000	496,244
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	1,418,000	1,181,762
5.25% 5/15/27	550,000	505,313
Jefferson Capital Holding 9.5% 2/15/29 (b)	500,000	514,232
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25% 2/1/27 (b)	450,000	421,965
4.75% 6/15/29 (b)	713,000	644,363
MidCap Financial Issuer Trust 5.625% 1/15/30 (b)	840,000	717,681
Nationstar Mortgage Holdings, Inc.:
5.125% 12/15/30 (b)	500,000	453,756
5.5% 8/15/28 (b)	933,000	890,431
5.75% 11/15/31 (b)	1,650,000	1,525,445
6% 1/15/27 (b)	550,000	542,477
Navient Corp.:
9.375% 7/25/30	758,000	792,466
11.5% 3/15/31	450,000	494,221
OneMain Finance Corp.:
3.875% 9/15/28	1,857,000	1,651,844
6.625% 1/15/28	731,000	726,211
7.875% 3/15/30	450,000	458,447
9% 1/15/29	1,692,000	1,776,106
PRA Group, Inc.:
8.375% 2/1/28 (b)	537,000	533,741
8.875% 1/31/30 (b)	500,000	494,388
StoneX Group, Inc. 8.625% 6/15/25 (b)	1,231,000	1,231,621
TOTAL DIVERSIFIED FINANCIAL SERVICES		29,225,515
Diversified Media - 0.0%
Outfront Media Capital LLC / Corp. 4.25% 1/15/29 (b)	65,000	58,685
Energy - 18.3%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2/15/26 (b)	185,000	186,739
AmeriGas Partners LP/AmeriGas Finance Corp. 9.375% 6/1/28 (b)	715,000	732,967
Antero Resources Corp. 8.375% 7/15/26 (b)	275,000	283,249
Baytex Energy Corp. 8.5% 4/30/30 (b)	1,238,000	1,291,014
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7% 7/15/29 (b)	1,000,000	1,010,484
Buckeye Partners LP 4.5% 3/1/28 (b)	1,530,000	1,429,888
California Resources Corp.:
7.125% 2/1/26 (b)	140,000	140,707
8.25% 6/15/29 (b)(d)	435,000	435,673
Chord Energy Corp. 6.375% 6/1/26 (b)	558,000	557,105
Citgo Petroleum Corp.:
6.375% 6/15/26 (b)	715,000	715,210
7% 6/15/25 (b)	124,000	124,137
8.375% 1/15/29 (b)	650,000	672,854
Civitas Resources, Inc.:
5% 10/15/26 (b)	1,131,000	1,101,101
8.375% 7/1/28 (b)	450,000	472,269
CNX Midstream Partners LP 4.75% 4/15/30 (b)	553,000	497,362
CNX Resources Corp. 7.25% 3/1/32 (b)	400,000	405,525
Comstock Resources, Inc.:
6.75% 3/1/29 (b)	1,000,000	954,182
6.75% 3/1/29 (b)	800,000	773,828
Coronado Finance Pty Ltd. 10.75% 5/15/26 (b)	160,000	166,188
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/33 (b)	365,000	375,028
Crescent Energy Finance LLC 7.625% 4/1/32 (b)	50,000	50,955
CVR Energy, Inc.:
5.75% 2/15/28 (b)	2,910,000	2,685,725
8.5% 1/15/29 (b)	2,000,000	2,008,551
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.125% 6/1/28 (b)	1,975,000	1,949,769
8.625% 3/15/29 (b)	2,500,000	2,556,339
Encino Acquisition Partners Holdings LLC 8.75% 5/1/31 (b)	500,000	517,069
EQM Midstream Partners LP:
6.375% 4/1/29 (b)	1,000,000	998,158
7.5% 6/1/27 (b)	228,000	232,945
Ferrellgas LP/Ferrellgas Finance Corp. 5.375% 4/1/26 (b)	556,000	542,929
Genesis Energy LP/Genesis Energy Finance Corp.:
8.25% 1/15/29	450,000	461,009
8.875% 4/15/30	989,000	1,033,467
Global Partners LP/GLP Finance Corp. 8.25% 1/15/32 (b)	170,000	174,901
Harvest Midstream I LP:
7.5% 9/1/28 (b)	50,000	50,738
7.5% 5/15/32 (b)	565,000	572,662
Hess Midstream Operations LP 6.5% 6/1/29 (b)	2,000,000	2,022,400
Hilcorp Energy I LP/Hilcorp Finance Co. 6.875% 5/15/34 (b)	1,000,000	985,234
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (b)	500,000	524,716
Matador Resources Co. 6.5% 4/15/32 (b)	1,000,000	998,051
Moss Creek Resources Holdings, Inc. 7.5% 1/15/26 (b)	362,000	360,951
Nabors Industries, Inc.:
7.375% 5/15/27 (b)	200,000	199,552
9.125% 1/31/30 (b)	230,000	237,496
New Fortress Energy, Inc.:
6.5% 9/30/26 (b)	5,485,000	5,162,734
6.75% 9/15/25 (b)	500,000	494,085
8.75% 3/15/29 (b)	450,000	431,937
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125% 2/15/29 (b)	1,050,000	1,068,845
Northern Oil & Gas, Inc.:
8.125% 3/1/28 (b)	866,000	880,467
8.75% 6/15/31 (b)	4,107,000	4,303,072
NuStar Logistics LP 5.625% 4/28/27	160,000	157,591
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)	450,000	462,253
Perenti Finance Pty Ltd. 6.5% 10/7/25 (b)	260,096	259,576
Prairie Acquiror LP 9% 8/1/29 (b)	500,000	513,836
Seadrill Finance Ltd. 8.375% 8/1/30 (b)	120,000	125,957
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)	500,000	518,762
Summit Midstream Holdings LLC 9.5% 10/15/26 (b)	300,000	307,799
Sunnova Energy Corp. 11.75% 10/1/28 (b)	200,000	137,386
Sunoco Logistics Partners, LP 7% 5/1/29 (b)	135,000	137,850
Sunoco LP/Sunoco Finance Corp. 7% 9/15/28 (b)	429,000	436,616
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 9/1/31 (b)	500,000	468,308
Talos Production, Inc. 9% 2/1/29 (b)	105,000	110,153
Transocean Aquila Ltd. 8% 9/30/28 (b)	560,000	569,331
Transocean Titan Finance Ltd. 8.375% 2/1/28 (b)	365,000	378,533
Transocean, Inc. 8.75% 2/15/30 (b)	405,000	422,508
Valaris Ltd. 8.375% 4/30/30 (b)	300,000	310,080
Venture Global LNG, Inc.:
8.125% 6/1/28 (b)	924,000	944,323
9.5% 2/1/29 (b)	650,000	704,939
9.875% 2/1/32 (b)	972,000	1,042,271
Vital Energy, Inc.:
7.75% 7/31/29 (b)	214,000	216,971
7.875% 4/15/32 (b)	1,000,000	1,015,356
Weatherford International Ltd. 8.625% 4/30/30 (b)	1,922,000	1,987,050
TOTAL ENERGY		55,057,716
Entertainment/Film - 0.6%
Live Nation Entertainment, Inc. 4.875% 11/1/24 (b)	1,195,000	1,186,592
Resorts World Las Vegas LLC / RWLV Capital, Inc. 8.45% 7/27/30 (b)	515,000	545,638
TOTAL ENTERTAINMENT/FILM		1,732,230
Environmental - 1.1%
GFL Environmental, Inc. 4% 8/1/28 (b)	3,780,000	3,456,431
Food & Drug Retail - 1.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 6.5% 2/15/28 (b)	378,000	380,736
Murphy Oil U.S.A., Inc. 4.75% 9/15/29	2,526,000	2,381,506
Parkland Corp. 5.875% 7/15/27 (b)	614,000	603,865
TOTAL FOOD & DRUG RETAIL		3,366,107
Food/Beverage/Tobacco - 3.9%
HLF Financing SARL LLC / Herbalife International, Inc.:
4.875% 6/1/29 (b)	200,000	130,055
12.25% 4/15/29 (b)	300,000	295,114
KeHE Distributor / Nextwave 9% 2/15/29 (b)	200,000	202,585
Performance Food Group, Inc. 4.25% 8/1/29 (b)	4,521,000	4,108,279
Post Holdings, Inc. 6.25% 2/15/32 (b)	1,300,000	1,292,290
Turning Point Brands, Inc. 5.625% 2/15/26 (b)	1,421,000	1,397,205
Vector Group Ltd. 5.75% 2/1/29 (b)	4,737,000	4,346,832
TOTAL FOOD/BEVERAGE/TOBACCO		11,772,360
Gaming - 1.4%
Caesars Entertainment, Inc.:
6.25% 7/1/25 (b)	300	300
8.125% 7/1/27 (b)	394,000	401,680
Churchill Downs, Inc. 5.5% 4/1/27 (b)	392,000	383,850
International Game Technology PLC 4.125% 4/15/26 (b)	205,000	198,578
Melco Resorts Finance Ltd. 7.625% 4/17/32 (b)	1,000,000	987,744
MGM Resorts International 6.5% 4/15/32	1,000,000	977,814
Ontario Gaming GTA LP / OTG Co. issuer, Inc. 8% 8/1/30 (b)	145,000	148,650
Raptor Acquisition Corp. / Raptor Co-Issuer LLC 4.875% 11/1/26 (b)	677,000	649,897
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (b)	377,000	387,098
TOTAL GAMING		4,135,611
Healthcare - 4.8%
AMN Healthcare 4% 4/15/29 (b)	866,000	767,326
Bausch + Lomb Corp. 8.375% 10/1/28 (b)	539,000	548,433
Bausch Health Companies, Inc. 4.875% 6/1/28 (b)	1,495,000	1,095,088
CHS/Community Health Systems, Inc.:
4.75% 2/15/31 (b)	551,000	435,058
10.875% 1/15/32 (b)(d)	750,000	774,933
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)	545,000	499,787
DaVita, Inc.:
3.75% 2/15/31 (b)	600,000	503,522
4.625% 6/1/30 (b)	4,867,000	4,360,259
Endo Finance Holdings, Inc. 8.5% 4/15/31 (b)	460,000	471,509
LifePoint Health, Inc.:
9.875% 8/15/30 (b)	300,000	320,995
11% 10/15/30 (b)	800,000	881,316
Medline Borrower LP 5.25% 10/1/29 (b)	345,000	325,223
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (b)	1,000,000	1,000,202
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
5.125% 4/30/31 (b)	260,000	229,764
6.75% 5/15/34 (b)	300,000	298,922
7.875% 5/15/34 (b)	300,000	304,885
Owens & Minor, Inc. 6.625% 4/1/30 (b)	195,000	185,400
Sotera Health Holdings LLC 7.375% 6/1/31 (b)	500,000	495,692
Star Parent, Inc. 9% 10/1/30 (b)	400,000	417,097
U.S. Acute Care Solutions 9.75% 5/15/29 (b)	500,000	482,050
TOTAL HEALTHCARE		14,397,461
Homebuilders/Real Estate - 5.3%
Anywhere Real Estate Group LLC 7% 4/15/30 (b)	304,000	263,918
Arcosa, Inc. 4.375% 4/15/29 (b)	230,000	213,038
Ardonagh Finco Ltd. 7.75% 2/15/31 (b)	300,000	297,948
Brookfield Property REIT, Inc./BPR Nimbus LLC/BPR Cumulus LLC/GGSI Sellco LLC:
4.5% 4/1/27 (b)	500,000	463,635
5.75% 5/15/26 (b)	950,000	932,514
Cushman & Wakefield U.S. Borrower LLC 8.875% 9/1/31 (b)	535,000	562,440
Empire Communities Corp. 9.75% 5/1/29 (b)	300,000	306,039
Greystar Real Estate Partners 7.75% 9/1/30 (b)	130,000	136,838
HAT Holdings I LLC/HAT Holdings II LLC 6% 4/15/25 (b)	987,000	981,886
Howard Hughes Corp. 4.125% 2/1/29 (b)	1,300,000	1,154,998
Kennedy-Wilson, Inc. 4.75% 2/1/30	306,000	250,839
Landsea Homes Corp. 8.875% 4/1/29 (b)	500,000	484,688
LGI Homes, Inc.:
4% 7/15/29 (b)	860,000	740,437
8.75% 12/15/28 (b)	525,000	545,101
MPT Operating Partnership LP/MPT Finance Corp. 3.5% 3/15/31	1,000,000	649,013
Panther Escrow Issuer LLC 7.125% 6/1/31 (b)	500,000	504,161
RHP Hotel Properties LP/RHP Finance Corp.:
6.5% 4/1/32 (b)	3,000,000	2,981,728
7.25% 7/15/28 (b)	400,000	408,642
Service Properties Trust:
4.75% 10/1/26	889,000	831,806
5.25% 2/15/26	181,000	174,069
7.5% 9/15/25	408,300	415,163
8.375% 6/15/29 (d)	500,000	490,159
8.625% 11/15/31 (b)	100,000	104,695
Starwood Property Trust, Inc. 4.375% 1/15/27 (b)	502,000	470,392
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75% 4/15/28 (b)	550,000	454,547
10.5% 2/15/28 (b)	1,173,000	1,173,190
TOTAL HOMEBUILDERS/REAL ESTATE		15,991,884
Hotels - 1.7%
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (b)	75,000	81,198
Hilton Domestic Operating Co., Inc. 5.875% 4/1/29 (b)	1,000,000	991,385
Hilton Grand Vacations Borrower Escrow LLC:
5% 6/1/29 (b)	500,000	461,763
6.625% 1/15/32 (b)	2,000,000	1,989,663
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7% 2/1/30 (b)	210,000	211,367
Travel+Leisure Co.:
4.5% 12/1/29 (b)	80,000	72,852
6.625% 7/31/26 (b)	370,000	371,513
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)	855,000	793,153
TOTAL HOTELS		4,972,894
Insurance - 0.4%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer 7% 1/15/31 (b)	725,000	726,895
AmWINS Group, Inc. 6.375% 2/15/29 (b)	500,000	498,775
TOTAL INSURANCE		1,225,670
Leisure - 1.7%
Carnival Corp.:
4% 8/1/28 (b)	1,408,000	1,299,602
7.625% 3/1/26 (b)	102,000	102,553
NCL Corp. Ltd. 8.125% 1/15/29 (b)	980,000	1,023,950
Royal Caribbean Cruises Ltd.:
5.5% 8/31/26 (b)	1,202,000	1,184,297
8.25% 1/15/29 (b)	250,000	263,614
Six Flags Entertainment Corp. 6.625% 5/1/32 (b)	1,000,000	1,000,729
Viking Cruises Ltd. 9.125% 7/15/31 (b)	300,000	323,177
TOTAL LEISURE		5,197,922
Metals/Mining - 6.0%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp. 8.625% 6/15/29 (b)(d)	500,000	509,255
Arsenal AIC Parent LLC 8% 10/1/30 (b)	170,000	176,823
Cleveland-Cliffs, Inc. 5.875% 6/1/27	676,000	669,713
Eldorado Gold Corp. 6.25% 9/1/29 (b)	325,000	308,344
First Quantum Minerals Ltd. 9.375% 3/1/29 (b)	330,000	344,349
FMG Resources August 2006 Pty Ltd.:
4.375% 4/1/31 (b)	353,000	313,390
5.875% 4/15/30 (b)	6,403,000	6,202,786
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	282,000	274,865
Mineral Resources Ltd.:
8% 11/1/27 (b)	1,100,000	1,119,008
8.125% 5/1/27 (b)	909,000	918,367
8.5% 5/1/30 (b)	2,706,000	2,801,750
9.25% 10/1/28 (b)	4,243,000	4,460,776
TOTAL METALS/MINING		18,099,426
Paper - 0.3%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 6% 6/15/27 (b)	360,000	351,995
Louisiana-Pacific Corp. 3.625% 3/15/29 (b)	533,000	479,650
Mercer International, Inc. 12.875% 10/1/28 (b)	200,000	216,608
TOTAL PAPER		1,048,253
Railroad - 0.5%
Brightline East LLC 11% 1/31/30 (b)	500,000	474,096
Genesee & Wyoming, Inc. 6.25% 4/15/32 (b)	965,000	953,818
TOTAL RAILROAD		1,427,914
Services - 5.2%
Allied Universal Holdco LLC 7.875% 2/15/31 (b)	800,000	797,531
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.625% 7/15/26 (b)	27,000	26,984
Aramark Services, Inc. 5% 4/1/25 (b)	298,000	295,499
Artera Services LLC 8.5% 2/15/31 (b)	300,000	306,534
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75% 7/15/27 (b)	418,000	399,642
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)	400,000	429,418
Bread Financial Holdings, Inc. 9.75% 3/15/29 (b)	700,000	733,207
Iron Mountain, Inc.:
5% 7/15/28 (b)	2,389,000	2,266,930
5.25% 7/15/30 (b)	1,054,000	985,489
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	700,000	668,500
Ritchie Bros. Holdings, Inc. 7.75% 3/15/31 (b)	1,392,000	1,452,967
Sabre GLBL, Inc. 8.625% 6/1/27 (b)	406,000	373,777
Staples, Inc.:
7.5% 4/15/26 (b)	500,000	499,911
10.75% 9/1/29 (b)(d)	700,000	677,325
The GEO Group, Inc. 8.625% 4/15/29 (b)	750,000	771,979
TriNet Group, Inc. 3.5% 3/1/29 (b)	2,322,000	2,049,606
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	601,000	584,230
Williams Scotsman, Inc. 4.625% 8/15/28 (b)	2,407,000	2,247,465
TOTAL SERVICES		15,566,994
Steel - 0.6%
ATI, Inc. 7.25% 8/15/30	924,000	945,912
Carpenter Technology Corp. 7.625% 3/15/30	540,000	553,834
Vallourec SA 7.5% 4/15/32 (b)	295,000	303,542
TOTAL STEEL		1,803,288
Super Retail - 1.5%
Bath & Body Works, Inc.:
6.875% 11/1/35	187,000	188,600
9.375% 7/1/25 (b)	408,000	422,431
EG Global Finance PLC 12% 11/30/28 (b)	300,000	310,719
Gap, Inc. 3.625% 10/1/29 (b)	500,000	432,697
Group 1 Automotive, Inc. 4% 8/15/28 (b)	2,289,000	2,089,673
QVC, Inc. 4.375% 9/1/28	500,000	372,435
Sally Holdings LLC 6.75% 3/1/32	450,000	441,429
Sonic Automotive, Inc. 4.625% 11/15/29 (b)	207,000	185,983
TOTAL SUPER RETAIL		4,443,967
Technology - 3.4%
Clarivate Science Holdings Corp. 4.875% 7/1/29 (b)	250,000	227,980
Cloud Software Group, Inc.:
6.5% 3/31/29 (b)	1,009,000	956,944
8.25% 6/30/32 (b)	500,000	504,983
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)	300,000	307,995
Consensus Cloud Solutions, Inc. 6.5% 10/15/28 (b)	141,000	129,785
Gen Digital, Inc. 5% 4/15/25 (b)	193,000	191,307
Iliad Holding SAS 8.5% 4/15/31 (b)	985,000	997,386
Insight Enterprises, Inc. 6.625% 5/15/32 (b)	250,000	251,654
ION Trading Technologies Ltd. 9.5% 5/30/29 (b)	300,000	301,758
Iron Mountain Information Management Services, Inc. 5% 7/15/32 (b)	3,282,000	2,958,019
MicroStrategy, Inc. 6.125% 6/15/28 (b)	195,000	186,423
NCR Atleos Corp. 9.5% 4/1/29 (b)	1,180,000	1,273,052
PTC, Inc. 3.625% 2/15/25 (b)	440,000	432,653
Seagate HDD Cayman 3.125% 7/15/29	203	174
Sensata Technologies, Inc. 6.625% 7/15/32 (b)(d)	340,000	341,116
SS&C Technologies, Inc. 6.5% 6/1/32 (b)	1,000,000	1,002,764
Xerox Corp. 4.8% 3/1/35	250,000	174,706
Xerox Holdings Corp. 5% 8/15/25 (b)	36,000	35,252
TOTAL TECHNOLOGY		10,273,951
Telecommunications - 4.2%
Altice Financing SA 5.75% 8/15/29 (b)	800,000	593,852
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)	165,000	157,321
Cogent Communications Group, Inc. 7% 6/15/27 (b)	2,356,000	2,344,960
Consolidated Communications, Inc. 5% 10/1/28 (b)	450,000	368,999
Dycom Industries, Inc. 4.5% 4/15/29 (b)	1,125,000	1,045,213
Frontier Communications Holdings LLC:
5% 5/1/28 (b)	1,216,000	1,135,727
8.75% 5/15/30 (b)	583,000	603,317
Intelsat Jackson Holdings SA 6.5% 3/15/30 (b)	700,000	658,438
Level 3 Financing, Inc.:
10.5% 5/15/30 (b)	731,000	723,303
11% 11/15/29 (b)	98,628	101,111
Sabre GLBL, Inc. 9.25% 4/15/25 (b)	900	881
Telecom Italia Capital SA:
7.2% 7/18/36 (b)	1,154,000	1,179,850
7.2% 7/18/36	387,000	351,841
ViaSat, Inc.:
5.625% 4/15/27 (b)	200,000	178,807
7.5% 5/30/31 (b)	200,000	136,281
Virgin Media Secured Finance PLC 5.5% 5/15/29 (b)	1,550,000	1,403,362
VMED O2 UK Financing I PLC 7.75% 4/15/32 (b)	1,000,000	973,420
Windstream Escrow LLC 7.75% 8/15/28 (b)	500,000	469,754
Zayo Group Holdings, Inc. 4% 3/1/27 (b)	400,000	311,915
TOTAL TELECOMMUNICATIONS		12,738,352
Textiles/Apparel - 0.0%
Foot Locker, Inc. 4% 10/1/29 (b)	127,000	105,196
Transportation Ex Air/Rail - 0.8%
RXO, Inc. 7.5% 11/15/27 (b)	1,845,000	1,886,513
Stena International SA 7.625% 2/15/31 (b)	500,000	511,195
TOTAL TRANSPORTATION EX AIR/RAIL		2,397,708
Utilities - 1.5%
Calpine Corp. 5.25% 6/1/26 (b)	105,000	103,723
NRG Energy, Inc. 3.375% 2/15/29 (b)	834,000	738,300
PG&E Corp. 5.25% 7/1/30	2,199,000	2,094,693
Vistra Operations Co. LLC:
5.625% 2/15/27 (b)	901,000	886,548
6.875% 4/15/32 (b)	550,000	553,571
TOTAL UTILITIES		4,376,835
TOTAL NONCONVERTIBLE BONDS (Cost $297,503,366)		296,096,924

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $3,966,750)	3,965,957	3,966,750

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $301,470,116)	300,063,674
NET OTHER ASSETS (LIABILITIES) - 0.4%	1,268,509
NET ASSETS - 100.0%	301,332,183

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $262,236,350 or 87.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	6,320,516	94,676,310	97,030,506	152,730	430	-	3,966,750	0.0%
Total	6,320,516	94,676,310	97,030,506	152,730	430	-	3,966,750

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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